Accounting information and policies - Principal foreign exchange rates used in translation of financial statements (Details)	12 Months Ended
	Jun. 30, 2026 £ / $	Jun. 30, 2026 £ / $ € / $	Jun. 30, 2025 £ / $	Jun. 30, 2025 £ / $ € / $	Jun. 30, 2024 £ / $	Jun. 30, 2024 € / $ £ / $	Jun. 30, 2026 € / $	Jun. 30, 2025 € / $	Jun. 30, 2024 € / $
Disclosure of foreign exchange rates [Line Items]
Income statement and cash flows	0.75	0.86	0.77	0.92	0.80	0.93
Assets and liabilities	0.76	0.76	0.73	0.73	0.79	0.79	0.88	0.85	0.93